Amounts of Capital by Which BNY Mellon and Our Largest Bank Subsidiary, The Bank of New York Mellon, Exceed Well Capitalized Guidelines (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	$ 9,254
Total capital	7,208
Leverage	565
Bank Of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	7,241
Total capital	6,708
Leverage	$ 618